SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Six Months Ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Segment Net Sales:
Cannabinoid	$1,256	$395	$579	$153
Non-Cannabinoid	5,893	4,458	3,093	1,786
Total Net Sales	7,149	4,853	3,672	1,939

Segment Profit (Loss):
Cannabinoid	(6,468)	(9,855)	(3,604)	(4,454)
Non-Cannabinoid	1,246	413	634	(67)
Total Segment Loss	$(5,222)	$(9,442)	$(2,970)	$(4,521)

Reconciliation:
Total Segment Loss	(5,222)	(9,442)	(2,970)	(4,521)
Unallocated corporate expenses	(6,173)	(3,945)	(2,786)	(2,141)
Non-cash share based compensation	(4,873)	(713)	(3,323)	(297)
Depreciation and amortization	(1,103)	(717)	(524)	(365)
Goodwill impairment	—	(1,682)	—	—
Loss from operations	$(17,371)	$(16,499)	$(9,603)	$(7,325)

Loss on fair value of derivative instrument	—	—	—	(13)
Loss(gain) on remeasurement of warrant liability	3,675	—	(1,176)	—
Loss on investments	—	228	—	67
Foreign exchange loss	839	359	80	311
Interest expense	1,898	1,789	920	953
Miscellaneous, net	(1,087)	48	(485)	105
Loss before loss from equity investment	$(22,696)	$(18,923)	$(8,942)	$(8,748)
	June 30, 2021	December 31, 2020
Long-lived assets
Cannabinoid	$28,528	$25,485
Non-Cannabinoid	151	176
Other(a)	25	19
	$28,704	$25,680

	Year ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Segment Net Sales:
Cannabinoid	$2,511	$133
Non-Cannabinoid	9,606	7,701
Total Net Sales	12,117	7,834

Segment Profit (Loss):
Cannabinoid	(18,798)	(25,250)
Non-Cannabinoid	1,863	614
Total Loss	$(16,935)	$(24,636)

Reconciliation:
Total Segment Loss	(16,935)	(24,636)
Unallocated corporate expenses	(6,405)	(5,887)
Non-cash share based compensation	(1,652)	(1,522)
Depreciation and amortization	(1,854)	(1,480)
Herbal Brands acquisition related charges	—	(3,015)
Goodwill impairment	(1,682)	—
Loss from operations	$(28,528)	$(36,540)

Loss on debt extinguishment	2,360	3,374
Gain on remeasurement of warrant liability	(10,780)	—
Loss on fair value of derivative instrument	657	421
Loss on investments	464	756
Foreign exchange loss	491	1,575
Interest expense	4,455	2,684
Miscellaneous, net	(284)	534
Loss from operations before income taxes	$(25,891)	$(45,884)
	December 31, 2020	December 31, 2019
Long-lived assets
Cannabinoid	$25,485	$24,209
Non-Cannabinoid	176	207
Other(a)	19	16
	$25,680	$24,432

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

Schedule of disaggregation of revenue by channel
	Six Months Ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Mass retail	$3,609	$2,033	$1,721	$1,012
Specialty, health and other retail	575	910	350	598
Distributors	2,680	1,575	1,448	236
E-commerce	285	335	153	93
	$7,149	$4,853	$3,672	$1,939

	Year ended
	December 31, 2020	December 31, 2019
Mass retail	$6,879	$3,318
Specialty, health and other retail	689	1,235
Distributors	4,036	2,397
E-commerce	513	885
	$12,117	$7,834